Shareholder Report, Average Annual Return (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Twin Oak Active Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Twin Oak Active Opportunities ETF NAV
Average Annual Return, Percent	0.12%
Twin Oak Short Horizon Absolute Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Twin Oak Short Horizon Absolute Return ETF NAV
Average Annual Return, Percent		3.36%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR Index
Average Annual Return, Percent	(3.01%)
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.70%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.65%
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		3.63%